[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------

May 1, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  SBL VARIABLE ANNUITY ACCOUNT VIII (VARIFLEX SIGNATURE)
       File Nos.:  333-23723 and 811-8836

Dear Sir or Madam:

In accordance  with the provisions of Rule 497(j) of the Securities Act of 1933,
please  accept  this  letter  as  certification   that  the  Variflex  Signature
Prospectus  and  Statement  of  Additional  Information  do not differ from that contained in Post-Effective  Amendment No. 8 to the Registration Statement filed under  the  Securities  Act of 1933 and  Amendment  No.  26 to the  Registration
Statement  filed  under  Investment  Company Act of 1940.  These  Post-Effective
Amendments were filed electronically April 30, 2003.

Please  contact me at (785) 438-3321 if you have any questions  concerning  this filing.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Second Vice President and Assistant Counsel
Security Benefit Life Insurance Company

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com